LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2023
LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS
Disclosure of detailed information about borrowings
TORM has the following debt facilities as of December 31, 2023.

Debt Facility	Maturity	Outstanding amount 2023 (mUSD)	Outstanding amount 2022 (mUSD)	Outstanding amount 2021 (mUSD)
Syndicated Facilities 2023	2028	224.0	—	—
Syndicated Facilities 2020	Repaid	—	143.8	279.4
Danish Ship Finance Facility 2020	2029	192.6	201.8	221.9
ING Facility 2023	2029	57.9	—	—
HCOB Facility 2023	2029	31.2	—	—
HCOB Facilities 2020-2021	Repaid	—	63.5	110.7
KfW Facility 2019	2032	34.8	37.9	40.9
CEXIM 2016	Repaid	—	41.1	44.9
Other credit facilities	2026	4.8	4.9	—
Sale and leaseback transaction prepayment	2022	—	—	21.0
Total		545.3	493.0	718.8
TORM has the following undrawn facilities as of December 31, 2023.

Undrawn Facility	Maturity	Outstanding amount 2023 (mUSD)	Outstanding amount 2022 (mUSD)	Outstanding amount 2021 (mUSD)
Syndicated Facilities 2023 - RCF	2028	100.0	—	—
Syndicated Facilities 2020 - RCF	Cancelled	—	92.6	—
HCOB Facility 2023 - RCF	2029	24.9	—	—
DSF Additional Facility	2029	52.6	—	—
Syndicated Bridge to Bond Facility	2025	165.0	—	—
Bocomm Leasing Facility	2031	—	—	38.2
Total		342.5	92.6	38.2

Lease Facility	Maturity	Outstanding amount 2023 (mUSD)	Outstanding amount 2022 (mUSD)	Outstanding amount 2021 (mUSD)
Bocomm Leasing Facilities 2019-2021	2031	148.9	162.2	137.3
Bocomm Leasing Facilities 2019	Repaid	—	49.4	59.2
Springliner Leases	2026	27.9	30.7	33.4
China Development Bank Financial Leasing	2032	149.0	160.8	150.8
China Merchant Bank Financial Leasing	2033	195.8	37.3	—
Showa Leasing	Repaid	—	18.7	20.9
Eifuku Leasing	Repaid	—	20.9	22.4
Total		521.6	480.0	424.0

		2023			2022			2021
USDm	Fixed/ floating	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾
Borrowings
Syndicate Facility	Floating	2028	6.6%	224.0	2026	7.6%	143.8	2026	3.8%	279.4
DSF Facility	Floating	2029	5.9%	140.1	2027	6.7%	201.8	2027	3.6%	221.9
DSF Facility 2	Floating	2029	5.8%	52.5	—	—	—	—	—	—
HCOB Facility	Floating	2029	7.8%	31.2	2025	9.9%	42.4	2025	5.1%	85.3
ING	Floating	2029	5.9%	57.9	—	—	—	—	—	—
KFW Facility	Floating	2032	6.4%	34.8	2032	7.1%	37.9	2032	4.1%	40.9
BoComm 2 (USD)³⁾	Floating	2032	7.0%	66.7	2031	7.4%	71.3	2031	4.9%	37.8
BoComm 3 (USD)³⁾	Floating	2029	7.3%	82.2	2029	7.8%	90.9	2029	4.9%	99.5
CDBL³⁾	Fixed	2032	5.7%	149.0	2029	5.8%	160.8	2029	5.8%	150.8
Springliner (USD)³⁾	Fixed	2026	4.8%	27.9	2026	4.8%	30.7	2026	4.8%	33.4
CMBFL³⁾	Fixed	2033	5.7%	195.8	2033	4.9%	37.3	—	—	—
Other credit facilities	Floating	2026	4.7%	4.8	2026	3.1%	4.9	—	—	—
CEXIM (USD)	Floating	—	—%	—	2030	7.0%	41.1	2030	4.0%	44.9
HCOB Facility 2	Floating	—	—%	—	2026	8.3%	21.1	2026	4.5%	25.4
BoComm 1 (USD)³⁾	Floating	—	—%	—	2025	8.7%	49.4	2025	4.9%	59.2
Eifuku (USD)³⁾	Floating	—	—%	—	2026	7.9%	20.9	2026	4.3%	22.4
Showa (USD)³⁾	Floating	—	—%	—	2024	8.6%	18.7	2024	4.1%	20.9
Sale and leaseback transaction prepayment	N/A	—	—	—	—	—	—	2022	—	21.0
Weighted average effective interest rate⁴⁾			6.2%			7.1%			4.4%
Total borrowings				1,066.9			973.0			1,142.8
Borrowing costs included (amortised costs)				(13.9)			-11.1			-13.0
Right-of-use lease liabilities				6.6			5.0			5.6
Total				1,059.6			966.9			1,135.4
Hereof non-current				886.9			849.8			926.5
Hereof current				172.7			117.1			209.0

¹⁾ Effective interest rate includes deferred and amortized bank fees.
²⁾ Because of the floating interest rate, the carrying value of the Group's borrowings is approximately equal to the fair value except for fixed rate borrowings, where the fair value amounts to USD 402.8m (compared to a total carrying value as of December 31, 2023 of USD 372.7m).
³⁾ Lease debt recognized under sale and leaseback arrangement with repurchase options (accounted for as finance transactions).
⁴⁾ Please refer to Note 23 for average interest rate including hedges.